Income and Other Taxes (Credit Carryforwards and Valuation Allowances and Reserves) (Detail) - PPL Energy Supply LLC [Member] - Valuation Allowance Of Deferred Tax Assets [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 78	$ 74	$ 72
Additions charged to income	0	4	2
Additions charged to other accounts	0	0	0
Deductions	0	0	0
Balance at end of period	$ 78	$ 78	$ 74